UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue, New York, New York 10017-3140
(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.
Credit Suisse Global Small Cap Fund, Inc.
466 Lexington Avenue
New York, New York  10017-3140

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 to April 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2006

(unaudited)

■  CREDIT SUISSE
GLOBAL SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common[1]	22.38%
Advisor[1]	22.19%
Class A1,2	22.39%
Class B1,2	21.89%
Class C1,2	21.91%
MSCI World Small Cap Index[3]	23.41%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Effective April 5, 2006, Laura Granger joined Crispin Finn on the Credit Suisse Global Small Cap Team, which is responsible for the day-to-day management of the Fund.

Market Overview: Small Caps Outperform in Broad Rally

The period was a solidly positive one for the world's equity markets. Stocks in the US rallied, with optimism over the economy countering high energy costs and rising interest rates. Performance was generally better abroad. Most European stock markets outpaced the US market in local-currency returns, and had even better performance in US dollar terms due to a rise in the European currencies vs. the dollar in the period. Japan also outpaced the US, buoyed by evidence that its economy is finally recovering. Emerging markets were standouts, paced by the "BRIC" economies — Brazil, Russia, India and China — all with gains in excess of 40% in dollar terms. Smaller-cap stocks outperformed large-cap stocks globally.

Strategic Review: Investing in a Large and Diverse Universe

The Fund had a gain amid the favorable conditions for the smaller-cap stocks its targets, though it underperformed its benchmark. The Fund's industrial and financial services stocks outperformed, though this was offset by underperformance from the Fund's technology, materials and energy holdings. Viewed regionally, the Fund's non-Japan Asian stocks aided its return, with solid gains from its South Korea and Australian holdings. The Fund's US companies (which accounted for about half of the Fund's assets in the period) also outperformed, while its European stocks and Japan holdings collectively underperformed.

Going forward, we will continue to employ a bottom-up investment approach, seeking to identify companies trading at a discount to their projected growth

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

rates or intrinsic asset values. Factors we incorporate include price/earnings growth, book value, strong returns on capital and reliability and effectiveness of management.

The Fund ordinarily holds equity securities of small companies from at least three countries, including the US, and we seek to take advantage of both growth and value opportunities. The Fund's investable universe is hence broad and large, and our focus remains on attempting to find innovative companies with unrecognized potential.

The Credit Suisse Global Small Cap Team

Laura Granger

Crispin Finn

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Fund's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Fund may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Average Annual Returns as of March 31, 20061

	1 Year	5 Years	Since Inception	Inception Date
Common Class	28.81%	6.08%	11.26%	9/30/96
Advisor Class	28.46%	5.77%	10.95%	9/30/96
Class A Without Sales Charge	28.81%	—	7.21%	7/31/01
Class A With Maximum Sales Charge	21.43%	—	5.86%	7/31/01
Class B Without CDSC	27.81%	—	6.38%	7/31/01
Class B With CDSC	23.81%	—	6.38%	7/31/01
Class C Without CDSC	27.81%	—	6.42%	7/31/01
Class C With CDSC	26.81%	—	6.42%	7/31/01

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of April 30, 20061

	1 Year	5 Years	Since Inception	Inception Date
Common Class	37.64%	4.87%	11.47%	9/30/96
Advisor Class	37.25%	4.56%	11.16%	9/30/96
Class A Without Sales Charge	37.66%	—	7.69%	7/31/01
Class A With Maximum Sales Charge	29.75%	—	6.35%	7/31/01
Class B Without CDSC	36.55%	—	6.86%	7/31/01
Class B With CDSC	32.55%	—	6.86%	7/31/01
Class C Without CDSC	36.62%	—	6.89%	7/31/01
Class C With CDSC	35.62%	—	6.89%	7/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 15.33%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 17.89%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 20.91%.

3  The Morgan Stanley Capital International World Small Cap Index (the "Index") is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index. In order to reflect changes to the Fund's investment policy and name, the Index replaced the Morgan Stanley Capital International World Index and Russell MidCap Growth Index as the Fund's benchmark effective February 21, 2005.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,223.80	$1,221.90	$1,223.90	$1,218.90	$1,219.10
Expenses Paid per $1,000*	$9.10	$10.47	$9.10	$13.20	$13.21
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,016.61	$1,015.37	$1,016.61	$1,012.89	$1,012.89
Expenses Paid per $1,000*	$8.25	$9.49	$8.25	$11.98	$11.98
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.65%	1.90%	1.65%	2.40%	2.40%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global Small Cap Fund

Schedule of Investments

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (94.1%)
Australia (4.8%)
Chemicals (0.3%)
Nufarm, Ltd.§	67,000	$556,228
Commercial Services & Supplies (0.5%)
Downer EDI, Ltd.	116,000	765,271
Distribution & Wholesale (0.4%)
Metcash, Ltd.	170,000	593,689
Diversified Financials (1.0%)
Australian Infrastructure Fund	300,000	513,424
Babcock & Brown Infrastructure Group§	486,021	570,328
ConnectEast Group	550,000	480,265
		1,564,017
Healthcare Providers & Services (0.3%)
DCA Group, Ltd.§	180,000	510,856
Machinery (1.9%)
Bradken, Ltd.	675,243	2,874,392
Media (0.4%)
STW Communications Group, Ltd.§	238,000	607,571
TOTAL AUSTRALIA		7,472,024
Belgium (0.9%)
Healthcare Equipment & Supplies (0.9%)
Omega Pharma SA§	19,950	1,390,295
TOTAL BELGIUM		1,390,295
Bermuda (2.3%)
Diversified Financials (1.1%)
Assured Guaranty, Ltd.	72,900	1,811,565
Hotels Restaurants & Leisure (1.2%)
Orient-Express Hotels, Ltd. Class A§	44,500	1,824,500
TOTAL BERMUDA		3,636,065
China (3.2%)
Airlines (1.3%)
Air China, Ltd. Series H*	4,940,000	2,037,825
Communications Equipment (0.8%)
ZTE Corp. Series H*	352,800	1,205,249
Internet Software & Services (1.1%)
Netease.com, Inc. ADR*§	54,640	1,184,595
Shanda Interactive Entertainment, Ltd. ADR*§	42,110	520,480
		1,705,075
TOTAL CHINA		4,948,149

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Denmark (1.0%)
Household Durables (1.0%)
Bang & Olufsen AS B Shares§	12,375	$1,551,402
TOTAL DENMARK		1,551,402
Finland (0.8%)
Communications Equipment (0.8%)
Elcoteq Network Class A§	54,150	1,230,498
TOTAL FINLAND		1,230,498
France (3.0%)
Computers & Peripherals (0.8%)
Gemplus International SA*§	427,500	1,284,652
Hotels Restaurants & Leisure (1.0%)
Elior	85,500	1,449,060
Real Estate (1.2%)
Nexity	26,350	1,838,619
TOTAL FRANCE		4,572,331
Germany (6.3%)
Building Products (1.1%)
Pfleiderer AG*	58,700	1,768,335
Commercial Services & Supplies (0.7%)
CeWe Color Holding AG	28,500	1,008,791
Diversified Financials (1.0%)
AWD Holding AG§	44,000	1,556,953
Energy Equipment & Services (0.2%)
Q-Cells AG*	3,947	363,272
Machinery (1.1%)
IWKA AG	58,000	1,682,613
Real Estate (1.2%)
Vivacon AG*	35,000	1,872,190
Specialty Retail (1.0%)
Fielmann AG§	15,300	1,461,484
TOTAL GERMANY		9,713,638
Japan (11.8%)
Auto Components (0.2%)
Nippon Seiki Company, Ltd.	12,000	260,077
Chemicals (2.3%)
Kuraray Company, Ltd.	292,500	3,594,231
Commercial Services & Supplies (0.2%)
Take and Give Needs Company, Ltd.*	165	249,799

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Distribution & Wholesale (0.3%)
Happinet Corp.	14,800	$445,745
Diversified Financials (1.8%)
Asset Managers Company, Ltd.§	440	1,277,189
Creed Corp.§	150	805,568
Nissin Company, Ltd.§	800,000	759,626
		2,842,383
Electronic Equipment & Instruments (0.5%)
Nidec Corp.§	10,000	769,030
Hotels Restaurants & Leisure (2.2%)
Round One Corp.§	730	3,364,459
Internet & Catalog Retail (0.5%)
Belluna Company, Ltd.	34,700	709,376
Internet Software & Services (0.4%)
ACCA Networks Company, Ltd.*	206	598,785
Machinery (0.1%)
Sodick Company, Ltd.	16,000	245,332
Media (1.3%)
USEN Corp.§	109,200	1,991,748
Specialty Retail (2.0%)
USS Company, Ltd.	31,700	2,360,373
Village Vanguard Company, Ltd.*	47	740,058
		3,100,431
TOTAL JAPAN		18,171,396
Netherlands (1.1%)
Semiconductor Equipment & Products (1.1%)
ASM International NV*§	84,000	1,650,385
TOTAL NETHERLANDS		1,650,385
Norway (2.1%)
Electronic Equipment & Instruments (0.9%)
Tandberg ASA§	141,500	1,432,969
Machinery (1.2%)
Tomra Systems ASA*§	188,000	1,858,481
TOTAL NORWAY		3,291,450
South Korea (2.8%)
Machinery (2.6%)
Samsung Heavy Industries Company, Ltd.	167,700	3,965,706
Software (0.2%)
Gravity Company, Ltd. ADR*§	39,400	343,962
TOTAL SOUTH KOREA		4,309,668

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Sweden (3.7%)
Commercial Services & Supplies (0.7%)
Observer AB*	216,000	$1,003,076
Healthcare Equipment & Supplies (1.1%)
Getinge AB Class B§	101,000	1,743,248
Machinery (1.9%)
Alfa Laval AB§	90,000	2,919,991
TOTAL SWEDEN		5,666,315
Switzerland (1.8%)
Biotechnology (0.7%)
Actelion, Ltd.*	10,260	1,154,813
Machinery (1.1%)
Georg Fischer AG*	3,420	1,656,576
TOTAL SWITZERLAND		2,811,389
Taiwan (0.8%)
Electronic Equipment & Instruments (0.8%)
AU Optronics Corp. ADR§	76,277	1,253,231
TOTAL TAIWAN		1,253,231
United Kingdom (6.7%)
Commercial Services & Supplies (2.6%)
Enterprise PLC	140,000	1,135,577
Michael Page International PLC	200,000	1,391,390
Serco Group PLC	240,000	1,472,329
		3,999,296
Diversified Financials (0.7%)
Melrose PLC	400,000	1,125,822
Electronic Equipment & Instruments (0.8%)
Laird Group PLC	150,561	1,260,693
Industrial Conglomerates (0.5%)
Synergy Healthcare PLC	93,385	843,732
Insurance (0.8%)
Admiral Group PLC	100,000	1,205,656
Road & Rail (0.8%)
Arriva PLC	110,000	1,157,694
Specialty Retail (0.5%)
Halfords Group PLC	125,000	710,352
TOTAL UNITED KINGDOM		10,303,245
United States (41.0%)
Commercial Services & Supplies (2.2%)
American Ecology Corp.§	52,800	1,412,400
Watson Wyatt Worldwide, Inc. Class A§	59,800	1,971,606
		3,384,006

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Communications Equipment (0.9%)
Kanbay International, Inc.*§	87,800	$1,360,900
Computers & Peripherals (0.9%)
Mercury Computer Systems, Inc.*§	72,700	1,385,662
Distribution & Wholesale (1.3%)
Beacon Roofing Supply, Inc.*§	55,900	2,068,300
Diversified Financials (2.0%)
Affiliated Managers Group, Inc.*§	30,200	3,059,260
Energy Equipment & Services (2.5%)
Hornbeck Offshore Services, Inc.*§	46,300	1,662,633
Unit Corp.*	38,200	2,206,050
		3,868,683
Food Products (0.6%)
Herbalife, Ltd.*§	27,100	943,080
Healthcare Equipment & Supplies (0.9%)
Immucor, Inc.*	47,000	1,365,350
Healthcare Providers & Services (5.5%)
Centene Corp.*§	74,700	1,919,043
Pediatrix Medical Group, Inc.*§	38,800	1,964,056
Psychiatric Solutions, Inc.*§	60,152	1,988,625
United Surgical Partners International, Inc.*§	51,450	1,698,365
WellCare Health Plans, Inc.*§	23,500	984,180
		8,554,269
Hotels Restaurants & Leisure (0.5%)
California Pizza Kitchen, Inc.*§	24,700	780,520
Household Durables (1.3%)
Knoll, Inc.	88,300	1,920,525
Insurance (1.4%)
Hanover Insurance Group, Inc.	42,100	2,227,090
Internet Software & Services (3.3%)
Allscripts Heathcare Solutions, Inc.*	76,200	1,297,686
Digitas, Inc.*	146,800	2,071,348
Openwave Systems, Inc.*	91,400	1,700,954
		5,069,988
IT Consulting & Services (1.1%)
SI International, Inc.*§	51,200	1,744,384
Leisure Equipment & Products (1.4%)
RC2 Corp.*§	55,900	2,210,286
Machinery (1.6%)
NACCO Industries, Inc. Class A§	15,100	2,432,610

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Oil & Gas (3.3%)
Comstock Resources, Inc.*§	59,600	$1,852,368
W&T Offshore, Inc.§	74,600	3,184,674
		5,037,042
Real Estate (0.6%)
HouseValues, Inc.*	93,000	856,530
Semiconductor Equipment & Products (5.1%)
FormFactor, Inc.*§	53,100	2,213,739
Integrated Device Technology, Inc.*	108,300	1,648,326
Photronics, Inc.*§	97,700	1,755,669
Tessera Technologies, Inc.*§	68,200	2,187,174
		7,804,908
Software (2.8%)
Take-Two Interactive Software, Inc.*	108,700	1,853,335
THQ, Inc.*§	45,350	1,162,320
Verint Systems, Inc.*§	41,500	1,346,260
		4,361,915
Specialty Retail (1.8%)
Hot Topic, Inc.*§	149,750	2,220,793
Shoe Pavilion, Inc.*§	78,350	618,965
		2,839,758
TOTAL UNITED STATES		63,275,066
TOTAL COMMON STOCKS (Cost $106,229,587)		145,246,547
PREFERRED STOCK (1.1%)
Germany (1.1%)
Healthcare Equipment & Supplies (1.1%)
Draegerwerk AG (Cost $1,540,403)	26,000	1,701,563
LIMITED PARTNERSHIPS (2.2%)
United States (2.2%)
Venture Capital (2.2%)
Austin Ventures VIII L.P.*††	403,334	343,917
Boston Ventures V L.P.*††	960,014	328,379
CVC European Equity III L.P.*††	914,411	688,392
Madison Dearborn Capital Partners IV L.P.*††	845,999	875,342
New Enterprise Associates VII L.P.*††	1,000,000	181,561
Oak Investment Partners X L.P.*††	1,272,282	968,148
TOTAL LIMITED PARTNERSHIPS (Cost $3,315,954)		3,385,739

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (30.4%)
State Street Navigator Prime Portfolio§§	42,848,936	$42,848,936
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 5/01/06	$3,973	3,973,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,821,936)		46,821,936
TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $157,907,880)		197,155,785
LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)		(42,829,474)
NET ASSETS (100.0%)		$154,326,311

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*  Non-income producing security.

††  Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $42,848,936 (Cost $157,907,880) (Note 2)	$197,155,785[1]
Cash	703
Foreign currency at value (cost $169,892)	177,113
Dividend and interest receivable	200,796
Receivable for fund shares sold	18,779
Prepaid expenses and other assets	38,306
Total Assets	197,591,482
Liabilities
Advisory fee payable (Note 3)	96,647
Administrative services fee payable (Note 3)	29,372
Payable upon return of securities loaned (Note 2)	42,848,936
Payable for fund shares redeemed	48,670
Shareholder Servicing/Distribution fee payable (Note 3)	16,372
Directors' fee payable	3,609
Other accrued expenses payable	221,565
Total Liabilities	43,265,171
Net Assets
Capital stock, $0.001 par value (Note 7)	6,333
Paid-in capital (Note 7)	178,207,532
Accumulated net investment loss	(459,128)
Accumulated net realized loss on investments and foreign currency transactions	(62,687,112)
Net unrealized appreciation from investments and foreign currency translations	39,258,686
Net Assets	$154,326,311
Common Shares
Net assets	$49,498,417
Shares outstanding	2,029,533
Net asset value, offering price, and redemption price per share	$24.39
Advisor Shares
Net assets	$1,564,517
Shares outstanding	65,917
Net asset value, offering price, and redemption price per share	$23.73
A Shares
Net assets	$101,644,282
Shares outstanding	4,168,706
Net asset value and redemption price per share	$24.38
Maximum offering price per share (net asset value/(1-5.75%))	$25.87
B Shares
Net assets	$785,394
Shares outstanding	33,414
Net asset value and offering price per share	$23.50
C Shares
Net assets	$833,701
Shares outstanding	35,414
Net asset value and offering price per share	$23.54

1  Including $41,416,998 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statement of Operations

For the Six Months Ended April 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$633,680
Interest	51,979
Securities lending	84,938
Net investment gain allocated from partnership	23,626
Foreign taxes withheld	(49,083)
Total investment income	745,140
Expenses
Investment advisory fees (Note 3)	907,020
Administrative services fees (Note 3)	125,686
Shareholder Servicing/Distribution fees (Note 3)
Common Class	57,912
Advisor Class	4,308
Class A	119,723
Class B	2,779
Class C	3,683
Transfer agent fees (Note 3)	238,669
Registration fees	51,064
Printing fees (Note 3)	39,233
Custodian fees	27,171
Audit and tax fees	13,778
Directors' fees	10,632
Legal fees	8,173
Insurance expense	3,117
Commitment Fee (Note 4)	1,870
Miscellaneous expense	9,704
Total expenses	1,624,522
Less: fees waived (Note 3)	(420,254)
Net expenses	1,204,268
Net investment loss	(459,128)
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	11,461,090
Net realized loss on foreign currency transactions	(67,244)
Net change in unrealized appreciation (depreciation) from investments	18,483,901
Net change in unrealized appreciation (depreciation) from foreign currency translations	14,405
Net realized and unrealized gain from investments and foreign currency related items	29,892,152
Net increase in net assets resulting from operations	$29,433,024

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
From Operations
Net investment loss	$(459,128)	$(1,056,221)
Net realized gain from investments and foreign currency transactions	11,393,846	37,894,240
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	18,498,306	(5,220,795)
Net increase in net assets resulting from operations	29,433,024	31,617,224
From Capital Share Transactions (Note 7)
Proceeds from sale of shares	4,129,594	5,172,632
Net asset value of shares redeemed	(17,482,886)[1]	(46,618,790)[2]
Net decrease in net assets from capital share transactions	(13,353,292)	(41,446,158)
Net increase (decrease) in net assets	16,079,732	(9,828,934)
Net Assets
Beginning of period	138,246,579	148,075,513
End of period	$154,326,311	$138,246,579
Accumulated net investment loss	$(459,128)	$—

1  Net of $933 of redemption fees retained by the Fund.

2  Net of $3,226 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$19.94	$16.16	$15.08	$11.02	$14.73	$27.67
INVESTMENT OPERATIONS
Net investment loss[1]	(0.07)	(0.13)	(0.18)	(0.13)	(0.19)	(0.21)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	4.52	3.91	1.26	4.19	(3.52)	(12.73)
Total from investment operations	4.45	3.78	1.08	4.06	(3.71)	(12.94)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—	—
Net asset value, end of period	$24.39	$19.94	$16.16	$15.08	$11.02	$14.73
Total return[3]	22.38%	23.39%	7.16%	36.84%	(25.19)%	(46.77)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$49,498	$43,963	$48,378	$54,827	$52,702	$94,322
Ratio of expenses to average net assets	1.65%[4]	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets	(0.62)%[4]	(0.71)%	(1.13)%	(1.11)%	(1.28)%	(1.06)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.58%[4]	0.55%	0.72%	0.94%	0.81%	0.49%
Portfolio turnover rate	26%	73%	62%	171%	84%	138%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For an Advisor Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$19.43	$15.79	$14.78	$10.82	$14.52	$27.36
INVESTMENT OPERATIONS
Net investment loss[1]	(0.10)	(0.18)	(0.22)	(0.16)	(0.22)	(0.25)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	4.40	3.82	1.23	4.12	(3.48)	(12.59)
Total from investment operations	4.30	3.64	1.01	3.96	(3.70)	(12.84)
REDEMPTION FEES	—	—	—	—	0.00 [2]	—
Net asset value, end of period	$23.73	$19.43	$15.79	$14.78	$10.82	$14.52
Total return[3]	22.19%	23.05%	6.83%	36.60%	(25.48)%	(46.93)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,565	$2,017	$1,843	$2,042	$1,306	$2,858
Ratio of expenses to average net assets	1.90%[4]	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets	(0.87)%[4]	(0.97)%	(1.38)%	(1.35)%	(1.55)%	(1.30)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.58%[4]	0.55%	0.72%	0.94%	0.80%	0.48%
Portfolio turnover rate	26%	73%	62%	171%	84%	138%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period	$19.93	$16.16	$15.08	$11.00	$14.74	$17.15
INVESTMENT OPERATIONS
Net investment loss	(0.07)[2]	(0.13)[2]	(0.18)[2]	(0.30)[2]	(0.15)[2]	(0.06)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	4.52	3.90	1.26	4.38	(3.59)	(2.35)
Total from investment operations	4.45	3.77	1.08	4.08	(3.74)	(2.41)
Net asset value, end of period	$24.38	$19.93	$16.16	$15.08	$11.00	$14.74
Total return[3]	22.39%	23.33%	7.16%	37.09%	(25.37)%	(14.05)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$101,644	$91,246	$97,146	$116,632	$35	$1
Ratio of expenses to average net assets	1.65%[4]	1.65%	1.65%	1.65%	1.65%	1.65%[4]
Ratio of net investment loss to average net assets	(0.62)%[4]	(0.71)%	(1.13)%	(1.96)%	(1.16)%	(1.39)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.58%[4]	0.55%	0.72%	0.79%	1.02%	1.03%[4]
Portfolio turnover rate	26%	73%	62%	171%	84%	138%

1  For the period July 31, 2001 (inception date) through October 31, 2001.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period $1	9.29	$15.75	$14.82	$10.91	$14.71	$17.15
INVESTMENT OPERATIONS
Net investment loss	(0.14)[2]	(0.27)[2]	(0.29)[2]	(0.22)[2]	(0.30)[2]	(0.08)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	4.35	3.81	1.22	4.13	(3.50)	(2.36)
Total from investment operations	4.21	3.54	0.93	3.91	(3.80)	(2.44)
Net asset value, end of period	$23.50	$19.29	$15.75	$14.82	$10.91	$14.71
Total return[3]	21.89%	22.48%	6.28%	35.84%	(25.83)%	(14.23)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$785	$378	$337	$89	$81	$1
Ratio of expenses to average net assets	2.40%[4]	2.40%	2.40%	2.40%	2.40%	2.40%[4]
Ratio of net investment loss to average net assets	(1.37)%[4]	(1.46)%	(1.88)%	(1.89)%	(2.07)%	(2.09)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.58%[4]	0.55%	0.72%	0.94%	0.80%	1.02%[4]
Portfolio turnover rate	26%	73%	62%	171%	84%	138%

1  For the period July 31, 2001 (inception date) through October 31, 2001.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period	$19.32	$15.78	$14.84	$10.92	$14.72	$17.15
INVESTMENT OPERATIONS
Net investment loss	(0.14)[2]	(0.27)[2]	(0.29)[2]	(0.22)[2]	(0.28)[2]	(0.10)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	4.36	3.81	1.23	4.14	(3.52)	(2.33)
Total from investment operations	4.22	3.54	0.94	3.92	(3.80)	(2.43)
Net asset value, end of period	$23.54	$19.32	$15.78	$14.84	$10.92	$14.72
Total return[3]	21.91%	22.43%	6.33%	35.90%	(25.82)%	(14.17)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$834	$643	$371	$61	$60	$42
Ratio of expenses to average net assets	2.40%[4]	2.40%	2.40%	2.40%	2.40%	2.40%[4]
Ratio of net investment loss to average net assets	(1.37)%[4]	(1.46)%	(1.88)%	(1.88)%	(2.02)%	(2.70)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.58%[4]	0.55%	0.72%	0.94%	0.83%	1.14%[4]
Portfolio turnover rate	26%	73%	62%	171%	84%	138%

1  For the period July 31, 2001 (inception date) through October 31, 2001.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Global Small Cap Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates and (6) Credit Suisse or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Fund, less related expenses, where identifiable, unless and until Credit Suisse determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Fund are valued at their "fair values" using procedures approved by the Board of Directors.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

(excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset values of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2006, the Fund had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2006, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements was $904,506 of which $784,287 was rebated to borrowers (brokers). The Fund retained $84,938 in income from the cash collateral investment and SSB, as lending agent, was paid $35,281. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) PARTNERSHIP ACCOUNTING POLICY — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund's Statement of Operations.

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2006, investment advisory fees earned and voluntarily waived for the Fund were $907,020 and $420,254, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited (U.K.) ("Credit Suisse U.K."), Credit Suisse Asset Management Limited (Japan)("Credit Suisse Japan") and Credit Suisse Asset Management Limited (Australia) ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers"). Credit Suisse U.K.'s, Credit Suisse Japan's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund. As of March 13, 2006, Credit Suisse Japan serves as sub-investment adviser to the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2006, co-administrative services fees earned by CSAMSI were $72,562.

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $53,124.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class's average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, these fees are calculated at an annual rate of 1.00% of the average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2006, the Fund reimbursed Credit Suisse $36,931, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2006, CSAMSI and its affiliates advised the Fund that they retained $1,917 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid $252 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 4. Line of Credit

average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2006, and during the six months ended April 30, 2006, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $36,625,242 and $50,301,818, respectively.

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $157,907,880, $41,773,179, $(2,525,274) and $39,247,905, respectively.

Note 6. Restricted Securities

Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

Security	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Assets	Distributions Received	Open Commitments
Austin Ventures VIII L.P.	Ltd. Partnership	403,334	7/13/01	$340,562	$343,917	$0.85	0.22%	$53,755	$149,999
BostonVentures V L.P.	Ltd. Partnership	960,014	9/01/96	396,380	328,379	0.34	0.21%	624,317	39,986
CVC European Equity III L.P.	Ltd. Partnership	914,411	9/04/01	535,314	688,392	0.75	0.45%	809,780	85,589
Madison Dearborn Capital Partners, IV L.P.	Ltd. Partnership	845,999	4/02/01	680,360	875,342	1.03	0.57%	278,860	154,001
New Enterprise Associates VII L.P.	Ltd. Partnership	1,000,000	12/01/96	371,777	181,561	0.18	0.12%	3,225,632	—
Oak Investment Partners X L.P.	Ltd. Partnership	1,272,282	1/18/01	991,561	968,148	0.82	0.63%	309,775	227,718
				$3,315,954	$3,385,739		2.20%	$5,302,119	$657,293

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 7. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	79,531	$1,781,454	94,127	$1,754,468
Shares redeemed	(255,002)	(5,631,765)	(882,890)	(16,443,228)
Net decrease	(175,471)	$(3,850,311)	(788,763)	$(14,688,760)
	Advisor Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	4,725	$102,530	19,673	$358,780
Shares redeemed	(42,604)	(914,677)	(32,597)	(596,354)
Net decrease	(37,879)	$(812,147)	(12,924)	$(237,574)
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	80,064	$1,820,307	138,177	$2,726,459
Shares redeemed	(488,969)	(10,855,419)	(1,573,178)	(29,410,989)
Net decrease	(408,905)	$(9,035,112)	(1,435,001)	$(26,684,530)
	Class B
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	17,487	$360,746	1,127	$21,861
Shares redeemed	(3,681)	(60,825)	(2,904)	(51,909)
Net increase (decrease)	13,806	$299,921	(1,777)	$(30,048)
	Class C
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	3,021	$64,557	16,119	$307,838
Shares redeemed	(890)	(20,200)	(6,368)	(116,310)
Net increase	2,131	$44,357	9,751	$191,528

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 7. Capital Share Transactions

Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On April 30, 2006, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	56%
Advisor Class	7	72%
Class A	1	29%
Class B	3	25%
Class C	2	90%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Global Small Cap Fund

Board Approval of Advisory Agreement (unaudited)

In approving the Advisory Agreement and the Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, considered the following factors with respect to the Global Small Cap Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 1.25% for the Fund ("Contractual Advisory Fee"), which was reduced to 0.53% after voluntary fee waivers and/or expense reimbursements ("Net Advisory Fee"), paid to Credit Suisse Asset Management, LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse or Credit Suisse Asset Management Limited U.K. ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited Australia ("Credit Suisse Australia"). The Board noted that the compensation paid to Credit Suisse U.K. and Credit Suisse Australia (collectively, the "Sub-Advisers") does not increase the fees or expenses otherwise incurred by the Fund's shareholders. The Board acknowledged that fee waivers and expense reimbursements may be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Advisers. The Board reviewed background information about Credit Suisse and the Sub-Advisers, including their respective Forms ADV. The Board considered the background and experience of Credit Suisse's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse and the Sub-Advisers. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

Credit Suisse Global Small Cap Fund

Board Approval of Advisory Agreement (unaudited) (continued)

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse Japan under the Sub-Advisory Agreement. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreements, the Board also considered the benefits of retaining Credit Suisse U.K. and Credit Suisse Australia given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. and Credit Suisse Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Fund to obtain the best price and execution on trades in international markets.

Fund Performance

The Board received and considered the one-, two-, three-, four- and five-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee

Credit Suisse Global Small Cap Fund

Board Approval of Advisory Agreement (unaudited) (continued)

structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Advisers and their affiliates as a result of their relationships with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Advisers and benefits potentially derived from an increase in Credit Suisse's and the Sub-Advisers' businesses as a result of their relationships with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Advisers and their affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Advisers' method for allocating portfolio investment opportunities among their advisory clients.

Conclusions

In selecting Credit Suisse and the Sub-Advisers, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

•  Although the Contractual Advisory Fee was the highest in its Expense Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was the lowest in the Fund's Expense Group.

•  The Fund's one-year performance was above the median and in the second quintile of the Performance Universe and its two-year performance was slightly below the median of the Performance Universe, while performance for other periods was the lowest quintile of the Performance Universe. The Board noted that the Fund's improved one-year performance was the result of the change in the Fund's investment strategies to one of investing in global small cap equities, which had been designed to

Credit Suisse Global Small Cap Fund

Board Approval of Advisory Agreement (unaudited) (continued)

take advantage of Credit Suisse's global research capabilities. It was noted that the Fund's Performance Group consisted of the Fund and two other global small-/mid-cap growth retail funds in the Fund's Expense Group and that the Fund's performance was the lowest of the three for all period's presented.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Board understood that Credit Suisse is addressing performance issues.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global Small Cap Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Global Small Cap Fund

Proxy Voting and Portfolio Holdings Information

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GSC-SAR-0406

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2006